Item 1. Report to Shareholders

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
October 31, 2003

                                                                       Certified
                                                                       Annual
                                                                       Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Summit GNMA Fund

Certified Annual Report

Performance Comparison

This chart shows the value of a hypothetical $25,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

SUMMIT GNMA FUND

As of 10/31/03

Summit GNMA Fund   $46,731

Citigroup GNMA Index   $48,599

Lipper GNMA Funds Average   $44,905

                               Citigroup          Lipper GNMA       Summit GNMA
                              GNMA Index        Funds Average              Fund
Fund-Area

10/31/93                           25                   25                   25

10/31/94                          24.648             24.28               24.583

10/31/95                          28.322            27.768               28.375

10/31/96                          30.357            29.384               29.928

10/31/97                          33.103            31.907               32.673

10/31/98                          35.457            34.101               34.991

10/31/99                          36.589            34.673               35.479

10/31/00                          39.494            37.077               38.021

10/31/01                          44.439             41.66               43.073

10/31/02                          47.286            44.003               45.675

10/31/03                          48.599            44.905               46.731

Average Annual Compound
Total Return

Periods Ended 10/31/03            1 Year           5 Years             10 Years

Summit GNMA Fund                    2.31%             5.96%                6.46%

Citigroup GNMA Index                2.78              6.51                 6.87

Lipper GNMA Funds Average           1.95              5.59                 6.02

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

DEAR SHAREHOLDER,

We are pleased that your fund had a positive return of 2.31% during the 12 months ended October 31, 2003, surpassing the Lipper GNMA Funds Average of similarly managed funds, as shown in the table on the preceding page. The fund's better performance than its peers was largely due to our focus on securities such as commercial mortgage-backed securities and asset-backed securities. The fund's fiscal year was hampered by interest rate volatility, as a stable interest rate environment is best for mortgages.

Major Index Returns
--------------------------------------------------------------------------------

                                                                       12-Month
Period Ended 10/31/03                                                    Return

Lehman Brothers U.S. Treasury
Securities Index                                                           2.82%

Lehman Brothers U.S. Aggregate Index                                       4.91

Lehman Brothers U.S. Credit Index                                         10.57

Lehman Brothers Mortgage-Backed
Securities Index                                                           2.75

CS First Boston High Yield Index                                          31.46

Source: Lehman Brothers and CS First Boston.

As you know, the fund seeks to provide high current income consistent with maximum credit protection and moderate price fluctuation by investing at least 80% of net assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA). GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. The guarantee does not extend to the fund's share price, which will fluctuate.

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------
                                                   Current              10-Year
                                                    Coupon             Treasury
                                                      GNMA                 Note

10/31/02                                              5.25                 3.89

                                                      5.42                 4.21

                                                      5.02                 3.81

1/31/03                                               5.19                 3.96

                                                      4.87                 3.69

                                                      4.97                  3.8

4/30/03                                               4.87                 3.84

                                                      4.33                 3.37

                                                      4.51                 3.51

7/31/03                                               5.64                 4.41

                                                      5.61                 4.46

                                                      4.99                 3.94

10/31/03                                              5.28                 4.29

Source: Bloomberg and Federal Reserve Board.

The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. Higher-quality bonds such as Treasuries and investment-grade corporate securities were outperformed by their lower-rated counterparts during the 12-month period, while mortgage-backed securities were the weakest performers due to the volatility of interest rates.

The Interest Rate Levels chart reflects the pattern of bond yields during the same period. Overall, GNMA yields were unchanged from their year-ago levels; however, the uncertain economic environment led them to fluctuate greatly during the course of the year.

The Portfolio Characteristics table shows various portfolio details as of October 31, 2003, compared with one year earlier. The weighted average maturity of the portfolio expanded during the year, while the quality of the portfolio's holdings remained stable at AAA.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     10/31/02             10/31/03

Price Per Share                            $         10.16      $          9.91

Weighted Average Maturity (years)*                     2.7                  4.4

Weighted Average Effective
Duration (years)                                       2.1                  3.2

Weighted Average Quality **                            AAA                  AAA

* Based on prepayment-adjusted life of GNMA securities.

** Based on T. Rowe Price research.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (www.troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,


James S. Riepe
Chairman

November 20, 2003

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period

                          Year
                         Ended
                      10/31/03    10/31/02    10/31/01    10/31/00    10/31/99

NET ASSET VALUE

Beginning
of period            $   10.16   $   10.04   $    9.41   $    9.39   $    9.87

Investment activities

  Net investment
  income (loss)           0.31        0.45        0.58        0.62        0.61

  Net realized and
  unrealized gain
  (loss)                 (0.08)       0.14        0.63        0.02       (0.48)

  Total from
  investment
  activities              0.23        0.59        1.21        0.64        0.13

Distributions

  Net investment
  income                 (0.41)      (0.47)      (0.58)      (0.62)      (0.61)

  Net realized
  gain                   (0.07)       --          --          --          --

  Total
  distributions          (0.48)      (0.47)      (0.58)      (0.62)      (0.61)

NET ASSET VALUE

End of
period               $    9.91   $   10.16   $   10.04   $    9.41   $    9.39
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total
return^                   2.31%       6.04%      13.29%       7.16%       1.39%

Ratio of total
expenses to
average net
assets                    0.60%       0.60%       0.60%       0.60%       0.60%

Ratio of
net investment
income (loss)
to average
net assets                3.21%       4.45%       5.99%       6.71%       6.41%

Portfolio
turnover rate            312.0%      327.9%       71.0%       72.7%       89.9%

Net assets,
end of period
(in thousands)       $  92,684   $ 109,526   $  92,204   $  62,885   $  63,843

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Portfolio of Investments                                Par               Value
--------------------------------------------------------------------------------
                                                                   In thousands

U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  92.9%

U.S. Government Guaranteed Obligations  90.0%

Government National Mortgage Assn.

    5.00%, 12/15/17 - 10/20/33             $        13,294      $        13,209

    5.50%, 10/15/17 - 3/15/33                        9,813               10,132

    6.00%, 12/15/08 - 3/20/33                        9,049                9,453

    6.50%, 12/15/14 - 2/15/33                        8,822                9,295

    6.75%, 2/15/41                                     529                  549

    7.00%, 3/15/13 - 10/15/31                        6,998                7,429

    7.37%, 8/15/33                                     386                  411

    7.50%, 9/15/12 - 3/15/32                         3,227                3,450

    8.00%, 4/15/17 - 2/15/30                           812                  865

    8.50%, 6/15/16 - 6/20/29                           521                  567

    9.00%, 4/15/18 - 3/20/25                           205                  228

    9.50%, 7/15/09 - 12/20/20                          135                  149

    10.00%, 8/15/13 - 3/15/26                          369                  413

    10.50%, 7/15/15 - 10/15/19                          90                  101

    11.00%, 12/15/09 - 9/20/17                          20                   22

 CMO

    5.00%, 8/16/28                                     700                  708

    5.50%, 2/20 - 10/20/30                           2,325                2,392

    6.00%, 2/20/28 - 5/20/29 ++                      3,475                3,568

    6.50%, 9/20/28 - 3/20/32                         2,320                2,389

    Principal Only, 3/16/28                             93                   80

 IO

    6.50%, 1/20 - 8/20/30                              859                   34

 TBA

    5.50%, 1/1/33                                    8,300                8,398

    6.00%, 1/1/33                                    9,232                9,524


                                                                         83,366

U.S. Government Agency Obligations  2.9%

Federal Home Loan Mortgage

    6.50%, 7/1/14                                      741                  782

    7.00%, 11/1/30                                     116                  122

  CMO

    4.105%, 10/27/31                                   500                  511

    4.50%, 3/15/16                                   1,100                1,096

  IO

    4.50%, 6/15/11 - 4/15/18               $         1,658      $           205

Federal National Mortgage Assn.

  IO, 8.50%, 4/1/22                                     60                   12

                                                                          2,728

Total U.S. Government Mortgage-Backed Securities
(Cost  $85,425)                                                          86,094

NON-U.S. GOVERNMENT MORTGAGE-
BACKED SECURITIES  6.6%

BankBoston Home Equity Loan Trust

    Series 1998-1, Class A6, 6.35%, 2/25/13            497                  517

Bear Stearns Commercial Mortgage

    Series 2002-TOP8, Class A2, CMO, 4.83%,
    8/15/38                                            500                  500

Chase Funding Mortgage Loan

    Series 2003-1, Class 1A6, 4.458%,
    3/25/14                                            550                  547

    Series 2002-2, Class 1M1, 5.599%,
    9/25/31                                            350                  361

    Series 2002-3, Class 1A6, 4.707%,
    8/25/13                                            285                  292

DLJ Commercial Mortgage

    Series 1999-CG2, Class A1B, CMO,
    7.30%, 6/10/32                                     450                  518

GE Capital Commercial Mortgage

    Series 2001-1, Class A2, CMO, 6.531%,
    5/15/33                                            550                  616

J.P. Morgan Chase Commercial Mortgage

    Series 1999-C7, Class A2, CMO, 6.507%,
    10/15/35                                           500                  553


    Series 1999-PLS1, Class A2, CMO, 7.108%,
    2/15/32                                            895                1,011

    Series 2001-CIBC, Class A3, CMO, 6.26%,
    3/15/33                                            625                  687

Mellon Residential Funding

    Series 2001-HEIL, Class A3, 5.945%,
    2/25/11                                             68                   68

Morgan Stanley Dean Witter Capital

    Series 2002, Class A2, CMO, 5.98%,
    1/15/39                                            450                  485

Total Non-U.S. Government Mortgage-Backed Securities
(Cost  $6,146)                                                            6,155

ASSET-BACKED SECURITIES  1.1%

Citibank Credit Card Issuance Trust

    Series 2000-A3, Class A3, 6.875%,
    11/16/09                                           475                  534

Reliant Energy Transition Bond

    Series 2001-1, Class A4, 5.63%, 9/15/15            450                  476

Total Asset-Backed Securities (Cost  $982)                                1,010

MONEY MARKET FUNDS 11.3%

T. Rowe Price Government Reserve
Investment Fund, 1.01% #                   $        10,491      $        10,491

Total Money Market Funds (Cost  $10,491)                                 10,491

Total Investments in Securities

111.9% of Net Assets (Cost $103,044)                                   $103,750

Futures Contracts

                                     Contract       Unrealized
                     Expiration      Value          Gain (Loss)
                     ----------      --------       -----------                -
                                         In thousands

Short, 5 U.S.
Treasury 5 year
contracts, $95,000
par of Government
National Mortgage
Assn. Bonds pledged
as initial margin      12/03           $(559)              $3

Net payments
(receipts) of
variation
margin to date                                             (4)

Variation margin receivable (payable)
on open futures contracts                                                    (1)

Other Assets Less Liabilities                                           (11,065)

NET ASSETS                                                 $             92,684
                                                           --------------------

#     Seven-day yield

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at October 31, 2003

CMO   Collateralized Mortgage Obligation

IO Interest Only security for which the fund receives interest on notional principal (par)

TBA   To Be Announced security was purchased on a forward commitment basis

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities, at value (cost $103,044)        $            103,750

Receivable from securities sold                                           6,305

Other assets                                                                741

Total assets                                                            110,796

Liabilities

Payable for investment securities purchased                              17,893

Other liabilities                                                           219

Total liabilities                                                        18,112

NET ASSETS                                                 $             92,684
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $               (352)

Undistributed net realized gain (loss)                                      370

Net unrealized gain (loss)                                                  709

Paid-in-capital applicable to 9,347,969 shares of
$0.0001 par value capital stock outstanding;
4,000,000,000 shares of the Corporation authorized                       91,957

NET ASSETS                                                 $             92,684
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $               9.91
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                            Year
                                                                           Ended
                                                                        10/31/03

Investment Income (Loss)

Income

  Interest                                                 $              3,825

  Dividend                                                                  190

  Total income                                                            4,015

Investment management and administrative expense                            632

Net investment income (loss)                                              3,383

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                              1,326

  Futures                                                                  (114)

  Net realized gain (loss)                                                1,212

Change in net unrealized gain (loss)

  Securities                                                             (2,201)

  Futures                                                                     3

  Change in net unrealized gain (loss)                                   (2,198)

Net realized and unrealized gain (loss)                                    (986)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              2,397
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                  10/31/03             10/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         3,383      $         4,400

  Net realized gain (loss)                           1,212                2,367

  Change in net unrealized gain (loss)              (2,198)                (768)

  Increase (decrease) in net assets from
  operations                                         2,397                5,999

Distributions to shareholders

  Net investment income                             (4,259)              (4,599)

  Net realized gain                                   (745)                --

  Decrease in net assets from distributions         (5,004)              (4,599)

Capital share transactions *

  Shares sold                                       31,271               47,511

  Distributions reinvested                           4,157                3,633

  Shares redeemed                                  (49,663)             (35,222)

  Increase (decrease) in net assets from capital
  share transactions                               (14,235)              15,922

Net Assets

Increase (decrease) during period                  (16,842)              17,322

Beginning of period                                109,526               92,204

End of period                              $        92,684      $       109,526
                                           ---------------      ---------------

*Share information

  Shares sold                                        3,101                4,787

  Distributions reinvested                             413                  366

  Shares redeemed                                   (4,950)              (3,557)

  Increase (decrease) in shares outstanding         (1,436)               1,596

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        October 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit GNMA Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on October 29, 1993. The fund seeks a high level of income and maximum credit protection by investing at least 80% of net assets in GNMA securities backed by the full faith and credit of the U.S. government.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Other
Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Distributions to shareholders are recorded by the fund on the ex-dividend date. Dividends from mutual fund investments are reflected as dividend income; capital gain distributions from mutual fund investments are reflected as realized gain/loss. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements. In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended October 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Repurchase Agreements
All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counter-party fails to preform in accordance with the terms of the agreement.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $3,913,000 and $3,101,000, respectively, for the year ended October 31, 2003. Purchases and sales of U.S. government securities aggregated $327,865,000 and $343,741,000, respectively, for the year ended October 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended October 31, 2003 totaled $5,004,000 and were characterized as ordinary income for tax purposes. At October 31, 2003, the tax-basis components of net assets were as follows:

Unrealized appreciation                                    $          1,513,000

Unrealized depreciation                                                (819,000)

Net unrealized appreciation (depreciation)                              694,000

Undistributed ordinary income                                            33,000

Paid-in capital                                                      91,957,000

Net assets                                                 $         92,684,000
                                                           --------------------

For the year ended October 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Reclassifications between income and gain relate primarily to the character of market discount at time of sale. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

Undistributed net investment income                        $            953,000

Undistributed net realized gain                                      (1,313,000)

Paid-in capital                                                         360,000

At October 31, 2003, the cost of investments for federal income tax purposes was $103,059,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.60% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At October 31, 2003, $53,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended October 31, 2003, dividend income from the Reserve Funds totaled $190,000.

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Summit Funds, Inc. and Shareholders of T. Rowe Price Summit GNMA Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Summit GNMA Fund (one of the portfolios comprising T. Rowe Price Summit Funds, Inc., hereafter referred to as the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
November 24, 2003

T. Rowe Price Summit GNMA Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 10/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $1,214,000 from short-term capital gains.

T. Rowe Price Summit GNMA Fund
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Certified Annual Report

About the Fund's Directors and Officers
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Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Directors

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
1993

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
2001

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
2001

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

F. Pierce Linaweaver
(8/22/34)
1993

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
1993

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company

Hubert D. Vos
(8/2/33)
2001

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes
(6/23/33)
2001

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

*Each independent director oversees 106 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.



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T. Rowe Price Summit GNMA Fund
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Certified Annual Report

Inside Directors

Officers
Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

William T. Reynolds
(5/26/48)
1997
[37]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited

James S. Riepe
(6/25/43)
1993
[106]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Summit Funds

M. David Testa
(4/22/44)
1997
[106]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Connice A. Bavely, CFA (3/5/51)
Executive Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen V. Booth (6/21/61)
Vice President, Summit Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Steven G. Brooks, CFA (8/5/54)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian E. Burns (10/6/60)
Vice President, Summit Funds

Assistant Vice President, T. Rowe Price

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.


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T. Rowe Price Summit GNMA Fund
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Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Joseph A. Carrier (12/30/60)
Treasurer, Summit Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Patrick S. Cassidy, CFA (8/27/64)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Roger L. Fiery III, CPA (2/10/59)
Vice President, Summit Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Mark S. Finn, CFA, CPA (1/14/63)
Vice President, Summit Funds

Vice President, T. Rowe Price

Alisa Fiumara, CFA (2/7/74)
Vice President, Summit Funds

Employee, T. Rowe Price; formerly Associate Analyst, Legg Mason (to 2000)

Gregory S. Golczewski  (1/15/66)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (12/23/42)
Vice President, Summit Funds

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Keir R. Joyce (7/22/72)
Assistant Vice President, Summit Funds

Assistant Vice President, T. Rowe Price

Alan D. Levenson, Ph.D (7/17/58)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Summit Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Joseph K. Lynagh, CFA (6/9/58)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James M. McDonald (9/29/49)
Executive Vice President, Summit Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Cheryl A. Mickel, CFA (1/11/67)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mary J. Miller, CFA (7/19/55)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.



T. Rowe Price Summit GNMA Fund
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Certified Annual Report

Officers (continued)

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Joan R. Potee (11/23/47)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Robert M. Rubino, CPA (8/2/53)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Susan G. Troll, CPA (8/27/66)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Mark J. Vaselkiv (7/22/58)
Vice President, Summit Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Lea C. Ward (6/5/68)
Vice President, Summit Funds

Assistant Vice President, T. Rowe Price; formerly Customer Finance Analyst, Lucent Technologies (to 2000)

John D. Wells (6/29/60)
Vice President, Summit Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Savings Bank

Edward A. Wiese, CFA (4/12/59)
President, Summit Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not required at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  [Reserved]

Item 9. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     December 19, 2003


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     December 19, 2003